Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities

Other long-term liabilities were as follows:

	December 31,
	2018	2017
	(in millions)
Pension obligations	$145	$165
Other long-term tax liabilities	395	397
Deferred employee compensation and benefits	113	117
Insurance reserves(1)	146	162
Other	64	79
	$863	$920
____________
(1)
Obligations related to insurance claims are expected to be satisfied, on average, over the next three years.